SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2016
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31,	December 31,	December 31,
	2016	2015	2014

Cash paid during the period for:
Interest	$14,540	$10,216	$8,169
Income taxes	$—	$—	$—

There were no significant non-cash transactions during the years ended December 31, 2016, December 31, 2015, or December 31, 2014.